UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Montgomery Investment Management Inc
                 -------------------------------
   Address:      6550 Rock Spring Drive
                 -------------------------------
                 Suite 600A
                 -------------------------------
                 Bethesda, MD  20817
                 -------------------------------

Form 13F File Number: 28- 10668
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Calvin S. Koonce
         -------------------------------
Title:   President
         -------------------------------
Phone:   (301)897-9783
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Calvin S. Koonce	        Bethesda, MD 20817     August 13, 2004
-------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]




Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]




                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 NONE
                                        --------------------

Form 13F Information Table Entry Total:            55
                                        --------------------

Form 13F Information Table Value Total:        348,066
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

    No.       Form 13F File Number         Name

              28-
 ------       -----------------         ------------------------------
-

    [Repeat as necessary.]


				FORM 13F INFORMATION TABLE 6/04
Issuer	Title /	Cusip	Value	Shares	SH/	Put/	Invstmt
--------------------	Class		x 1000	PRN AMT	PRN	Call	Dscretion

Affiliated Computer Services Inc.	com	008190100	"18,312"	"345,900"	SH		Sole

Amsouth Bancorp	com	032165102	"2,204"	"86,515"	SH		Sole
Anadarko Petroleum	com	032511107	"2,600"	"44,375"	SH		Sole
Apache Corporation	com	037411105	587	"13,500"	SH		Sole
B B & T Corporation	com	054937107	"13,857"	"374,822"	SH		Sole
BP PLC	com	055622104	"1,890"	"35,282"	SH		Sole
Bolt Technology	com	097698104	"245,250"	"54,500"	SH		Sole
Burlington Resources	com	122014103	"1,156"	"31,945"	SH		Sole
Calvert Tx Fr Res	com	131620106	155	"14,540"	SH		Sole
Capital One Financial 	com	14040H105	389	"5,685"	SH		Sole
Central European Equity Fund	com	153436100	605	"28,270"	SH		Sole
Chevron Texaco Corporation	com	166764100	"2,398"	"25,483"	SH		Sole
Costco Wholesale Corporation	com	22160K105	270	"6,550"	SH		Sole
Darden Restaurants	com	237194105	"1,618"	"78,750"	SH		Sole
Dominion Resources	com	257470104	245	"3,885"	SH		Sole
Dr. Reddy's Laboratories LTD ADS	com	256135203	516	"29,700"	SH		Sole
Duke Energy	com	264399106	"2,226"	"109,720"	SH		Sole
El Paso Energy Corp	com	283905107	180	"22,843"	SH		Sole
Encana Corp	com	292505104	264	"6,120"	SH		Sole
ExxonMobil Corp	com	30231G102	868	"19,544"	SH		Sole
Federal Realty Trust	com	313747206	506	"13,175"	SH		Sole
Florida East Coast Ind.	com	340632108	445	"11,520"	SH		Sole
Freddie Mac	com	313400301	"1,668"	"26,350"	SH		Sole
General Mills Inc.	com	370334104	"13,425"	"282,444"	SH		Sole
Germany Fund New	com	644465106	116	"14,879"	SH		Sole
Hewlett Packard	com	428236103	"2,186"	"103,600"	SH		Sole
Hickok Incorporated Class A	com	428839104	290	"49,600"	SH		Sole
Ingersoll-Rand	com	G4776G101	"1,418"	"20,751"	SH		Sole
John Hancock Bank	com	409735107	678	"73,350"	SH		Sole
Johnson & Johnson	com	478160104	752	"13,500"	SH		Sole
KEMET Corporation	com	488360108	576	"47,100"	SH		Sole
MBNA Corporation	com	55262L100	"3,355"	"130,090"	SH		Sole
MDU Resources	com	552690109	"2,524"	"105,025"	SH		Sole
Mercantile Bankshares Corp.	com	587405101	"2,486"	"53,102"	SH		Sole
Merck & Company	com	589331107	"2,929"	"61,655"	SH		Sole
Middleburg Financial Corporation	com	596094102	356	"10,040"	SH		Sole
Mohawk Industries	com	608190104	301	"4,100"	SH		Sole
Munivest	com	626295109	175	"20,300"	SH		Sole
NVR Inc.	com	62944T105	"1,278"	"2,640"	SH		Sole
Pfizer Inc.	com	717081103	508	"14,827"	SH		Sole
Phelps Dodge Corporation	com	717265102	"1,137"	"14,668"	SH		Sole
Plum Creek Timber Co. Inc.	com	729251108	"1,861"	"57,120"	SH		Sole
Putnam Premier Income Trust	com	746853100	261	"43,000"	SH		Sole
Rayonier Incorporated	com	754907103	"3,054"	"68,699"	SH		Sole
"Ruby Tuesday, Inc."	com	781182100	412	"15,000"	SH		Sole
Ryland Group Inc.	com	783764103	"1,644"	"21,020"	SH		Sole
Safeway Inc.	com	786514208	375	"14,800"	SH		Sole
TJX Company	com	872540109	218	"9,049"	SH		Sole
The Rouse Company	com	779273101	"2,622"	"55,195"	SH		Sole
UbiquiTel Inc.	com	903474302	140	"33,246"	SH		Sole
Vialink Co	com	92552Q101	1	"21,000"	SH		Sole
VSE Corporation	com	918284100	"1,219"	"61,250"	SH		Sole
WPS Resources	com	92931B106	227	"4,900"	SH		Sole
Washington REIT SBI	com	939653101	"2,784"	"94,775"	SH		Sole
Weyerhaeuser Company	com	962166104	549	"8,690"	SH		Sole

			"348,066"

[Repeat as necessary]